Annual Total Returns (Bar Chart) - Core Balanced Strategy Trust (Core Balanced Strategy Trust, Series NAV, Core Balanced Strategy Trust)	12 Months Ended
May 01, 2011
Core Balanced Strategy Trust | Series NAV, Core Balanced Strategy Trust
Bar Chart Table:
2010	10.83%